Fair Value Measurements - Additional Information (Detail) (USD $)									9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 6.375% Senior Secured Notes due 2019 [Member]	Dec. 31, 2012 6.375% Senior Secured Notes due 2019 [Member]	Nov. 16, 2012 6.375% Senior Secured Notes due 2019 [Member]	Sep. 30, 2013 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2012 8.75% Senior Notes due 2020 [Member]	Nov. 16, 2012 8.75% Senior Notes due 2020 [Member]	Sep. 30, 2013 Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2013 Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2013 Senior Subordinated Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2013 Senior Subordinated Notes [Member] 6.375% Senior Secured Notes due 2019 [Member] Carrying value [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] 6.375% Senior Secured Notes due 2019 [Member] Carrying value [Member]	Sep. 30, 2013 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2013 Senior Notes [Member] 8.75% Senior Notes due 2020 [Member] Carrying value [Member]	Dec. 31, 2012 Senior Notes [Member] 8.75% Senior Notes due 2020 [Member] Carrying value [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Subscriber attrition and discount rates									8.00%	8.00%	14.00%	14.00%
Deferred revenue		$ 24,328,000
Senior Notes	$ 1,508,385,000	$ 1,333,000,000	$ 925,000,000	$ 925,000,000	$ 925,000,000	$ 583,385,000	$ 380,000,000	$ 380,000,000					$ 888,770,000	$ 917,980,000	$ 925,000,000	$ 925,000,000	$ 581,142,000	$ 374,478,000	$ 580,000,000	$ 380,000,000